OPERATING LEASES (Details Narrative) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Leases [Abstract]
Monthly Rent Due	$ 5,000	$ 5,000
Term Of Lease	3 years	3 years
Additional Renewal Option	2 years	2 years
Monthly Rent Option	$ 5,200	$ 5,200